Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (2,953,746)	$ (2,769,080)	$ (6,014,330)
Add items not involving cash:
Accretion on preference shares	33,289
Amortization of contract asset	25,261	12,111
Revenue from contract liability	(252,609)
Depreciation	2,168	2,998	4,155
Gain on debt settlement	(107,395)
Stock-based compensation	26,275	326,367	115,800
Changes in non-cash working capital balances:
Sales taxes recoverable	32,980	(962)	17,518
Prepaid expenses and deposits	382,071	(221,515)	(53,171)
Contract asset		(252,609)
Accounts payable and accrued liabilities	29,866	111,619	544,286
Contract liability		2,404,972
Net cash used in operating activities	(2,781,840)	(386,099)	(5,385,742)
Investing activities
Redemption (Purchase) of guaranteed investment certificate	(28,750)		1,450,000
Net cash provided by investing activities	(28,750)		1,450,000
Financing activities
Gross proceeds on issuance of common shares		2,563,919	4,320,497
Issuance of preference shares net of issuance costs	415,998
Proceeds on issuance of shares on exercise of warrants			371,551
Finder's fee		(256,392)	(319,965)
Net cash provided by financing activities	415,998	2,307,527	4,372,083
(Decrease) increase in cash and cash equivalents during the year	(2,394,592)	1,921,428	436,341
Cash and cash equivalents, beginning of the year	2,418,521	497,093	60,752
Cash and cash equivalents, end of the year	$ 23,929	$ 2,418,521	$ 497,093